Post-employment benefits - Pre-tax costs for post-employment benefits (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Post-employment benefits - Text Details (Detail) [Line Items]
Post-employment benefit expense, defined benefit plans	€ 31	€ 46	€ 95	€ 58
Post-employment benefit expense, defined contribution plans		327	397	392
Post-employment benefits costs, pre-tax, total		374	492	450
Included in discontinued operations [Member]
Post-employment benefits - Text Details (Detail) [Line Items]
Post-employment benefit expense, defined benefit plans			26	29
Post-employment benefit expense, defined contribution plans			82	93
Included in financial expense [Member]
Post-employment benefits - Text Details (Detail) [Line Items]
Post-employment benefit expense, defined benefit plans		23	37	48
Included in income from operations [Member]
Post-employment benefits - Text Details (Detail) [Line Items]
Post-employment benefit expense, defined benefit plans		23	32	(19)
Post-employment benefit expense, defined contribution plans		€ 327	€ 315	€ 299